Related Parties Transactions - Schedule of Due from Related Party - Current and Non-current, Net (Details) - USD ($)		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Rgene [Member]
Schedule of Due from Related Party - Current and Non-current, Net [Line Items]
Due from related party- Current	[1]		$ 565,711	$ 541,486
BioFirst [Member]
Schedule of Due from Related Party - Current and Non-current, Net [Line Items]
Due from related party- Current	[2]		589,340	206,087
Related Party [Member]
Schedule of Due from Related Party - Current and Non-current, Net [Line Items]
Due from related party- Current			1,155,051	747,573
Due from related parties- Non-current, net			1,014,193	953,499
Less: allowance for expected credit losses accounts			(1,014,193)	(839,983)
Net				113,516
BioFirst (Australia) [Member]
Schedule of Due from Related Party - Current and Non-current, Net [Line Items]
Due from related parties- Non-current, net	[3]		839,983	839,983
BioHopeKing Corporation [Member]
Schedule of Due from Related Party - Current and Non-current, Net [Line Items]
Due from related parties- Non-current, net	[4]		120,210	$ 113,516
Net		$ 118,633	$ 120,210

[1]

On June 16, 2022, the Company entered into a one-year convertible loan agreement with Rgene, with a principal amount of $1,000,000 to Rgene which bears interest at 5% per annum for the use of working capital that, if fully converted, would result in ABVC owning an additional 6.4% of Rgene. The Company may convert the Note at any time into shares of Rgene’s common stock at either (i) a fixed conversion price equal to $1.00 per share or (ii) 20% discount of the stock price of the then most recent offering, whichever is lower; the conversion price is subject to adjustment as set forth in the Note. The Note includes standard events of default, as well as a cross-default provision pursuant to which a breach of the Service Agreement will trigger an event of default under the convertible note if not cured after 5 business days of written notice regarding the breach is provided.

As of December 31, 2024 and December 31, 2023, the outstanding loan balance were both $500,000; and accrued interest was $63,819 and $38,819, respectively.

As of December 31, 2024 and 2023, the Company has other receivables amounted $1,892 and $2,667, respectively, from Rgene due to daily operations.

[2]	On December 31, 2023, BioLite Taiwan entered into a loan agreement with BioFirst, with a principal amount of NTD 11,072,360 (approximately $337,707), which bears interest at 12% per annum for the use of working capital. During the year ended December 31, 2024, the Company entered into another loan agreement with BioFirst, with a principal amount of NTD 11,406,000 (approximately $347,883), which bears interest at 12% per annum for the use of working capital. As of December 31, 2024 and 2023, the outstanding loan balance were NTD 17,571,076 (approximately $535,918) and NTD 6,302,360 ($206,087), respectively; accrued interest was $53,422 and $0, respectively. The Company has received NTD 4,040,000 (approximately $126,048) repayment and expects to receive other repayment within next 12 months.
[3]

On July 1, 2020, the Company entered into a loan agreement with BioFirst (Australia) for $361,487 to properly record R&D cost and tax refund allocation based on co-development contract executed on July 24, 2017. The loan was originally set to be mature on September 30, 2021 with an interest rate of 6.5% per annum, but on September 7, 2021, the Company entered into a loan agreement with BioFirst (Australia) for $67,873 to meet its new project needs. On July 27, 2021, the Company repaid a loan 249,975 to BioFirst (Australia). On December 1, 2021, the Company entered into a loan agreement with BioFirst (Australia) for $250,000 to increase the cost for upcoming projects. The loan will be matured on November 30, 2022 with an interest rate of 6.5% per annum. In 2022, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $507,000 to increase the cost for upcoming projects.  During the first quarter of 2023, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $88,091 to increase the cost for upcoming projects. During the second quarter of 2023, the Company entered into several loan agreements with BioFirst (Australia) for a total amount of $25,500 to increase the cost for upcoming projects. All the loans period was twelve months with an interest rate of 6.5% per annum. For accounting purpose, the due from and due to related party balances was being net off. As of December 31, 2024 and 2023, the outstanding loan balances and allocated research fee were both amounted to $681,185, and accrued interest balances were both amounted $158,798.

The business conditions of BioFirst (Australia) deteriorated and, as a result, the Company recognized expected credit losses of $839,983 for the year ended December 31, 2023. The Company stopped accruing interest income recognizing such losses.

[4]	On February 24, 2015, BioLite Taiwan and BioHopeKing Corporation (the “BHK”) entered into a co-development agreement, (the “BHK Co-Development Agreement”, see Note 4). The development costs shall be shared 50/50 between BHK and the Company. Under the term of the agreement, BioLite issued relevant development cost to BHK. As of December 31, 2024 and 2023, due from BHK was both NTD 3,941,299 (approximately $120,210 and $113,516, respectively). The business conditions of BHK deteriorated and as a result, the Company recognized expected credit losses of $120,210 for the year ended December 31, 2024.